Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,361	$ 1,428
Retail mutual fund assets under management	290,863	238,068
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 979	$ 949